PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 91.7% of Net Assets
	ABS Car Loan – 5.7%
$630,692	American Credit Acceptance Receivables Trust, Series 2020-2, Class C, 3.880%, 4/13/2026, 144A	$627,819
1,220,839	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.830%, 3/15/2027, 144A	1,201,047
1,280,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.010%, 1/19/2027	1,165,990
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	3,498,049
1,960,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class A, 6.120%, 4/20/2027, 144A	1,993,329
2,750,000	Bank of The West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,706,564
500,000	CarMax Auto Owner Trust, Series 2020-3, Class C, 1.690%, 4/15/2026	469,611
1,485,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,299,924
3,030,000	Carmax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	2,910,443
1,529,622	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	1,419,543
666,640	Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	612,561
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	3,861,157
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	4,627,054
820,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	784,075
1,044,288	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	1,034,055
1,435,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	1,370,657
570,000	Drive Auto Receivables Trust, Series 2021-1, Class C, 1.020%, 6/15/2027	557,208
570,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.100%, 2/16/2027, 144A	541,488
590,680	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	583,555
885,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	842,544
1,650,000	Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.040%, 12/15/2026	1,554,602
2,375,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class C, 1.570%, 7/15/2027, 144A	2,205,229
1,725,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.910%, 9/16/2027	1,629,012
565,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	545,929
1,776,000	Hyundai Auto Lease Securitization Trust, Series 2021-B, Class B, 0.620%, 3/16/2026, 144A	1,684,774

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Car Loan – continued
$800,000	Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, 12/15/2026	$751,911
4,230,000	Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.660%, 6/15/2028	3,763,485
1,936,777	JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.875%, 9/25/2028, 144A	1,872,219
3,485,000	OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, 30-day Average SOFR + 1.600%, 5.407%, 3/14/2029, 144A(a)	3,474,688
1,764,410	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	1,751,238
2,261,271	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032, 144A	2,207,611
1,226,620	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/2032, 144A	1,218,089
770,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	760,367
297,856	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.460%, 9/15/2025	296,800
489,174	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	484,731
3,980,000	Santander Retail Auto Lease Trust, Series 2021-B, Class C, 1.100%, 6/20/2025, 144A	3,756,913
115,413	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	114,159
2,290,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.890%, 7/15/2026, 144A	2,134,690
530,000	World Omni Auto Receivables Trust, Series 2020-B, Class B, 1.220%, 3/16/2026	496,025
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,752,686
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,294,383
1,490,000	World Omni Select Auto Trust, Series 2020-A, Class C, 1.250%, 10/15/2026	1,402,138

		68,258,352

	ABS Credit Card – 0.3%
2,275,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	2,170,475
1,655,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026, 144A	1,602,770

		3,773,245

	ABS Home Equity – 6.8%
1,766,545	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065, 144A(b)	1,640,931
1,448,850	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M2, 4.000%, 1/25/2066, 144A(b)	1,244,426
4,698	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A	4,686
489,894	CoreVest American Finance Trust, Series 2019-2, Class A, 2.835%, 6/15/2052, 144A	466,851
1,561,106	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	1,461,920

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Home Equity – continued
$13,355	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	$13,180
1,723,986	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	1,626,444
910,000	FirstKey Homes Trust, Series 2020-SRF1, Class B, 1.740%, 8/17/2037, 144A	812,956
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038, 144A	3,194,998
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038, 144A	2,114,347
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038, 144A	4,543,458
2,751,000	FRTKL, Series 2021-SFR1, Class C, 1.922%, 9/17/2038, 144A	2,335,507
832,837	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 3.928%, 5/19/2034(b)	770,013
1,454,536	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041, 144A	1,153,449
5,974,724	Invitation Homes Trust, Series 2018-SFR4, Class B, 1-month LIBOR + 1.250%, 5.589%, 1/17/2038, 144A(a)	5,874,052
10,778,178	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.370%, 11/25/2048, 144A(b)(c)(d)	130,852
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(b)	3,829,777
4,006,000	Mill City Mortgage Loan Trust, Series 2015-2, Class B1, 3.665%, 9/25/2057, 144A(b)	3,702,443
539,187	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(b)	510,306
722,460	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058, 144A(b)	689,749
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(b)	1,455,167
1,108,247	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060, 144A(b)	1,010,644
18,610	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.285%, 7/25/2035(b)(d)	15,852
195,489	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(b)	178,468
134,987	OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(b)	126,735
1,120,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	989,411
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038, 144A	2,293,207
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026, 144A	1,626,199
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038, 144A	2,906,661
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038, 144A	705,519
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038, 144A	1,457,879
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040, 144A	4,311,554

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Home Equity – continued
$1,223	RALI Trust, Series 2006-QS13, Class 2A1, 5.750%, 1/25/2023(d)	$913
10,341	RALI Trust, Series 2006-QS18, Class 3A3, 5.750%, 1/25/2023(d)	5,832
585	RALI Trust, Series 2006-QS6, Class 2A1, 6.000%, 1/25/2023(d)	465
59,529	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(b)	58,112
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(b)	5,214,495
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057, 144A(b)	3,619,842
795,015	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(b)	751,597
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(b)	1,899,664
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058, 144A(b)	4,821,552
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(b)	4,351,919
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060, 144A	3,909,593
1,689,070	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A	1,547,450
1,275,000	Tricon American Homes Trust, Series 2020-SFR1, Class C, 2.249%, 7/17/2038, 144A	1,108,317
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039, 144A	1,087,381
740,636	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 3.738%, 11/25/2036(b)	656,891

		82,231,664

	ABS Other – 5.7%
4,591,721	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047, 144A	4,284,742
1,819,724	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	1,744,483
3,133,558	BHG Securitization Trust, Series 2021-A, Class A, 1.420%, 11/17/2033, 144A	2,910,486
1,012,287	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035, 144A	1,003,754
1,304,767	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(b)	1,067,601
3,024,725	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	2,613,567
1,572,819	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039, 144A	1,329,242
315,711	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046, 144A	264,593
550,000	Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.140%, 8/15/2032, 144A	537,707
2,225,000	Chesapeake Funding II LLC, Series 2021-1A, Class B, 0.990%, 4/15/2033, 144A	2,070,836

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Other – continued
$2,287,150	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	$1,985,085
740,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	725,335
812,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.720%, 12/15/2026, 144A	736,170
2,150,398	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039, 144A	2,007,993
595,087	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	467,097
4,265,000	HPEFS Equipment Trust, Series 2021-1A, Class C, 0.750%, 3/20/2031, 144A	4,090,224
1,455,000	HPEFS Equipment Trust, Series 2021-2A, Class C, 0.880%, 9/20/2028, 144A	1,381,502
2,008,172	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	1,586,536
777,943	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	652,725
1,585,000	Marlette Funding Trust, Series 2021-2A, Class B, 1.060%, 9/15/2031, 144A	1,546,076
478,016	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	365,696
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042, 144A	265,416
474,248	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041, 144A	429,520
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069, 144A	736,353
756,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	660,419
5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036, 144A	4,264,291
813,736	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A	787,164
3,806,779	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	2,950,292
1,635,000	SCF Equipment Leasing LLC, Series 2021-1A, Class B, 1.370%, 8/20/2029, 144A	1,468,213
243,146	Sierra Timeshare Receivables Funding LLC, Series 2018 - 2A, Class A, 3.500%, 6/20/2035, 144A	237,250
467,095	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037, 144A	427,432
382,830	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037, 144A	350,131
2,904,371	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	2,402,902
210,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day Auction Rate Security, 7.892%, 9/15/2032(a)	204,406
139,948	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day Auction Rate Security, 7.792%, 9/15/2032(a)	136,220
5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043, 144A	4,723,561
2,640,652	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A	2,399,415

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Other – continued
$521,174	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A	$471,876
1,734,867	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045, 144A	1,488,700
3,930,810	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051, 144A	3,352,580
3,567,294	Wave Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	2,693,343
965,173	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	902,006
3,102,661	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045, 144A	2,386,056
1,900,571	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	1,391,007

		68,500,003

	ABS Student Loan – 2.6%
552,850	College Ave Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051, 144A	470,000
761,908	Commonbond Student Loan Trust, Series 2020, Class A, 1.980%, 8/25/2050, 144A	653,440
1,520,363	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A	1,396,914
761,875	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	645,254
1,099,088	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	1,026,799
1,357,366	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	1,281,538
1,030,758	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068, 144A	947,752
850,953	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069, 144A	772,488
1,506,854	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	1,357,146
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069, 144A	1,253,875
1,493,782	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	1,323,386
1,667,419	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	1,441,663
1,273,882	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069, 144A	1,082,343
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062, 144A	1,295,385
504,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day Auction Rate Security, 7.884%, 6/15/2032(a)	491,009
84,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day Auction Rate Security, 7.818%, 6/15/2032(a)	81,835
164,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day Auction Rate Security, 7.770%, 3/15/2033(a)	159,756
2,465,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day Auction Rate Security, 7.826%, 3/15/2033(a)	2,401,206

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	ABS Student Loan – continued
$411,179	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034, 144A	$391,558
3,164,982	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 5.118%, 2/15/2036, 144A(a)	3,085,711
1,497,240	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A	1,425,837
4,159,159	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035, 144A	3,909,399
858,841	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	736,422
524,711	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A	505,393
4,328,087	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	3,916,560

		32,052,669

	ABS Whole Business – 0.8%
2,426,711	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	2,300,490
3,858,725	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,613,368
3,911,040	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	3,248,850

		9,162,708

	Agency Commercial Mortgage-Backed Securities – 14.3%
254,886,703	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.149%, 1/25/2032(b)(c)	3,077,247
19,797,735	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.317%, 6/25/2055(b)(c)	498,299
66,595,901	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.230%, 6/25/2054(b)(c)	1,324,859
16,341,184	Federal National Mortgage Association, REMIC, Series 2020-M37, Class X, IO, 1.035%, 4/25/2032(b)(c)	883,323
23,214,364	Federal National Mortgage Association, Series 2019-M17, Class X, 0.317%, 8/25/2034(b)(c)	431,476
14,028,911	Federal National Mortgage Association, Series 2020-M33, Class X, IO, 1.903%, 6/25/2028(b)(c)	929,024
17,856,461	Federal National Mortgage Association, Series 2020-M43, Class X1, IO, 2.074%, 8/25/2034(b)(c)	1,885,016
2,210,000	FHLMC, 3.100%, 6/01/2037	1,811,007
2,815,000	FHLMC, 3.100%, 6/01/2037	2,306,780
2,323,000	FHLMC, 3.100%, 6/01/2037	1,903,606
4,581,476	FHLMC, 3.450%, 5/01/2037	4,039,222
1,674,672	FHLMC, 3.700%, 5/01/2037	1,511,723

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$18,352,088	FHLMC Multifamily Structured Pass Through Certificates, Series K-103, Class X1, 0.639%, 11/25/2029(b)(c)	$646,269
13,736,332	FHLMC Multifamily Structured Pass Through Certificates, Series K-108, Class X1, 1.691%, 3/25/2030(b)(c)	1,286,050
14,574,416	FHLMC Multifamily Structured Pass Through Certificates, Series K-117, Class X1, 1.238%, 8/25/2030(b)(c)	1,023,561
70,707,120	FHLMC Multifamily Structured Pass Through Certificates, Series K-150, Class X1, 0.446%, 9/25/2032(b)(c)	1,867,502
3,375,377	FHLMC Multifamily Structured Pass Through Certificates, Series K-1513, Class X1, IO, 0.860%, 8/25/2034(b)(c)(d)	211,709
20,631,676	FHLMC Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.577%, 10/25/2034(b)(c)	931,974
52,261,790	FHLMC Multifamily Structured Pass Through Certificates, Series K-1516, Class X1, IO, 1.511%, 5/25/2035(b)(c)	6,225,053
53,848,764	FHLMC Multifamily Structured Pass Through Certificates, Series K-1517, Class X1, IO, 1.324%, 7/25/2035(b)(c)	5,645,127
96,123,760	FHLMC Multifamily Structured Pass Through Certificates, Series K-1521, Class X1, IO, 0.980%, 8/25/2036(b)(c)	7,975,033
76,325,887	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.173%, 2/25/2023(b)(c)(d)	284
67,533,835	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.167%, 4/25/2023(b)(c)(d)	23,363
29,679,281	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.687%, 10/25/2023(b)(c)(d)	117,327
31,791,365	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.078%, 3/25/2024(b)(c)(d)	263,748
35,792,332	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.695%, 9/25/2024(b)(c)(d)	304,187
67,840,306	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.104%, 5/25/2025(b)(c)(d)	186,361
37,811,740	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.503%, 9/25/2025(b)(c)(d)	422,341
16,130,163	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.636%, 11/25/2025(b)(c)(d)	233,034
9,271,047	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.877%, 12/25/2025(b)(c)(d)	190,781
16,083,461	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.157%, 1/25/2026(b)(c)(d)	453,351
7,126,345	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.346%, 3/25/2026(b)(c)(d)	245,167
26,696,390	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.169%, 7/25/2026(b)(c)	861,036
8,286,619	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.915%, 8/25/2026(b)(c)(d)	222,685
24,690,372	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.304%, 9/25/2026(b)(c)(d)	222,242
90,050,658	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.070%, 10/25/2026(b)(c)(d)	254,016
17,517,262	FHLMC Multifamily Structured Pass Through Certificates, Series K105, Class X1, 1.523%, 1/25/2030(b)(c)	1,445,980

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$11,595,410	FHLMC Multifamily Structured Pass Through Certificates, Series K107, Class X1, IO, 1.591%, 1/25/2030(b)(c)	$1,004,209
32,677,107	FHLMC Multifamily Structured Pass Through Certificates, Series K141, Class X1, 0.305%, 2/25/2032(b)(c)	768,631
79,218,075	FHLMC Multifamily Structured Pass Through Certificates, Series K142, Class X1, 0.297%, 3/25/2032(b)(c)	1,806,568
35,926,635	FHLMC Multifamily Structured Pass Through Certificates, Series K143, Class X1, 0.342%, 4/25/2055(b)(c)	949,757
46,051,365	FHLMC Multifamily Structured Pass Through Certificates, Series K144, Class X1, 0.325%, 4/25/2032(b)(c)	1,194,863
51,601,624	FHLMC Multifamily Structured Pass Through Certificates, Series K147, Class X1,, 0.357%, 6/25/2032(b)(c)	1,514,043
82,461,679	FHLMC Multifamily Structured Pass Through Certificates, Series K149, Class X1, 0.264%, 8/25/2032(b)(c)	1,919,213
14,393,366	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.956%, 1/25/2031(b)(c)	780,699
123,491,822	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class X1, IO, 0.010%, 8/25/2033(b)(c)	583,511
23,478,926	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.200%, 8/25/2025(b)(c)(d)	115,423
32,038,341	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.295%, 12/25/2026(b)(c)(d)	165,460
24,000,000	FNMA, 3.850%, 9/01/2037	21,424,501
1,665,000	FNMA, 4.090%, 7/01/2034	1,577,174
325,308,093	FREMF Mortgage Trust, Series 2018-K156, Class X2A, IO, 0.100%, 7/25/2036, 144A(c)	2,185,094
15,992,129	FRESB Mortgage Trust, Series 2021-SB90, Class X1, IO, 0.652%, 6/25/2041(b)(c)	424,944
24,643,100	FRESB Mortgage Trust, Series 2021-SB91, Class X1, IO, 0.569%, 8/25/2041(b)(c)	681,875
93,109,270	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 0.004%, 11/25/2041(b)(c)	682,044
3,424,915	Government National Mortgage Association, Series 2006-46, Class IO, 0.476%, 4/16/2046(b)(c)(d)	32,756
1,440,407	Government National Mortgage Association, Series 2006-51, Class IO, 0.938%, 8/16/2046(b)(c)(d)	29,488
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)	3,898,123
548,801	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(b)	539,419
4,114,190	Government National Mortgage Association, Series 2009-114, Class IO, 0.017%, 10/16/2049(b)(c)(d)	92
1,683,653	Government National Mortgage Association, Series 2010-124, Class X, 1.022%, 12/16/2052(b)(c)(d)	28,363
238,360	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	9,091
1,515,544	Government National Mortgage Association, Series 2011-119, Class IO, 0.215%, 8/16/2051(b)(c)(d)	3,201
3,110,370	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	3,009,446

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$2,376,954	Government National Mortgage Association, Series 2011-161, Class IO, 0.216%, 4/16/2045(b)(c)(d)	$5,940
950,167	Government National Mortgage Association, Series 2011-38, Class IO, 0.530%, 4/16/2053(b)(c)(d)	8,074
1	Government National Mortgage Association, Series 2012-100, Class IC, 1.431%, 9/16/2050(b)(c)(d)	—
1	Government National Mortgage Association, Series 2012-111, Class IC, 1.331%, 9/16/2050(b)(c)(d)	—
18,885,851	Government National Mortgage Association, Series 2012-142, Class IO, 0.196%, 4/16/2054(b)(c)(d)	57,727
3,732,182	Government National Mortgage Association, Series 2012-23, Class IO, 0.214%, 6/16/2053(b)(c)(d)	24,140
4,794,240	Government National Mortgage Association, Series 2012-55, Class IO, 0.026%, 4/16/2052(b)(c)(d)	47
792,046	Government National Mortgage Association, Series 2012-70, Class IO, 0.094%, 8/16/2052(b)(c)(d)	450
5,582,476	Government National Mortgage Association, Series 2012-79, Class IO, 0.384%, 3/16/2053(b)(c)(d)	54,682
20,917,402	Government National Mortgage Association, Series 2012-85, Class IO, 0.364%, 9/16/2052(b)(c)(d)	184,411
1,030,513	Government National Mortgage Association, Series 2013-175, Class IO, 0.207%, 5/16/2055(b)(c)(d)	5,075
2,280,777	Government National Mortgage Association, Series 2014-101, Class IO, 0.609%, 4/16/2056(b)(c)(d)	34,576
10,410,752	Government National Mortgage Association, Series 2014-130, Class IB, 0.236%, 8/16/2054(b)(c)(d)	98,592
8,491,655	Government National Mortgage Association, Series 2014-24, Class IX, 0.122%, 1/16/2054(b)(c)(d)	41,836
5,488,944	Government National Mortgage Association, Series 2014-70, Class IO, 0.454%, 3/16/2049(b)(c)(d)	68,597
3,543,780	Government National Mortgage Association, Series 2014-86, Class IO, 0.480%, 4/16/2056(b)(c)(d)	44,012
15,932,055	Government National Mortgage Association, Series 2015-120, Class IO, 0.686%, 3/16/2057(b)(c)(d)	340,035
10,717,399	Government National Mortgage Association, Series 2015-146, Class IB, 0.273%, 7/16/2055(b)(c)(d)	99,777
6,002,878	Government National Mortgage Association, Series 2015-171, Class IO, 0.847%, 11/16/2055(b)(c)(d)	179,821
7,137,717	Government National Mortgage Association, Series 2015-189, Class IG, 0.736%, 1/16/2057(b)(c)(d)	203,231
3,752,604	Government National Mortgage Association, Series 2015-21, Class IO, 0.677%, 7/16/2056(b)(c)(d)	93,741
11,560,911	Government National Mortgage Association, Series 2015-32, Class IO, 0.581%, 9/16/2049(b)(c)(d)	225,891
2,844,032	Government National Mortgage Association, Series 2015-68, Class IO, 0.338%, 7/16/2057(b)(c)(d)	45,524
11,542,932	Government National Mortgage Association, Series 2015-70, Class IO, 0.571%, 12/16/2049(b)(c)(d)	218,744
6,417,109	Government National Mortgage Association, Series 2015-73, Class IO, 0.427%, 11/16/2055(b)(c)(d)	99,320
17,584,004	Government National Mortgage Association, Series 2016-132, Class IO, 0.641%, 7/16/2056(b)(c)(d)	403,845
8,942,592	Government National Mortgage Association, Series 2016-143, Class IO, 0.858%, 10/16/2056(c)(d)	359,132

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$7,336,556	Government National Mortgage Association, Series 2016-6, Class IO, 0.485%, 2/16/2051(b)(c)(d)	$83,123
24,233,712	Government National Mortgage Association, Series 2017-168, Class IO, 0.577%, 12/16/2059(b)(c)	868,878
24,486,592	Government National Mortgage Association, Series 2017-90, Class IO, 0.724%, 1/16/2059(b)(c)	963,523
4,867,207	Government National Mortgage Association, Series 2018-133, Class IO, 1.114%, 6/16/2058(b)(c)	333,477
10,980,122	Government National Mortgage Association, Series 2018-2, Class IO, 0.707%, 12/16/2059(b)(c)	494,847
33,458,037	Government National Mortgage Association, Series 2018-82, Class IO, 0.483%, 5/16/2058(b)(c)	1,105,561
19,613,856	Government National Mortgage Association, Series 2018-96, Class IO, 0.461%, 8/16/2060(b)(c)	701,960
9,657,694	Government National Mortgage Association, Series 2019-75, Class IO, 0.856%, 12/16/2060(b)(c)	518,846
8,068,980	Government National Mortgage Association, Series 2019-94, Class IO, 0.962%, 8/16/2061(b)(c)(d)	472,607
39,723,844	Government National Mortgage Association, Series 2020-108, Class IO, 0.847%, 6/16/2062(b)(c)	2,398,160
19,456,957	Government National Mortgage Association, Series 2020-128, Class IO, 0.913%, 10/16/2062(b)(c)	1,295,909
41,242,633	Government National Mortgage Association, Series 2020-136, Class IO, 1.013%, 8/16/2062(b)(c)	2,900,520
38,044,131	Government National Mortgage Association, Series 2020-172, Class IO, 1.194%, 9/16/2062(b)(c)	2,918,088
16,331,665	Government National Mortgage Association, Series 2020-174, Class IO, 0.845%, 1/16/2063(b)(c)	1,028,612
37,166,359	Government National Mortgage Association, Series 2020-179, Class IO, 1.008%, 9/16/2062(b)(c)	2,625,796
44,906,122	Government National Mortgage Association, Series 2020-197, Class IO, 0.946%, 10/16/2062(b)(c)	3,063,963
35,176,818	Government National Mortgage Association, Series 2020-26, Class IO, 0.706%, 10/15/2061(b)(c)	1,754,834
9,434,619	Government National Mortgage Association, Series 2021-10, Class IO, 0.983%, 5/16/2063(b)(c)	692,190
42,008,852	Government National Mortgage Association, Series 2021-106, Class IO, 0.858%, 4/16/2063(b)(c)	2,824,213
42,101,834	Government National Mortgage Association, Series 2021-12, Class IO, 0.969%, 3/16/2063(b)(c)	2,871,892
45,662,764	Government National Mortgage Association, Series 2021-128, Class IO, 1.004%, 6/16/2061(b)(c)	3,047,136
56,151,628	Government National Mortgage Association, Series 2021-132, Class BI, 0.924%, 4/16/2063(b)(c)	3,919,372
53,543,981	Government National Mortgage Association, Series 2021-133, Class IO, 0.879%, 7/16/2063(b)(c)	3,780,098
55,295,690	Government National Mortgage Association, Series 2021-144, Class IO, 0.825%, 4/16/2063(b)(c)	3,660,796
11,392,806	Government National Mortgage Association, Series 2021-145, Class IO, 0.772%, 7/16/2061(b)(c)	688,091
48,560,374	Government National Mortgage Association, Series 2021-151, Class IO, 0.917%, 4/16/2063(b)(c)	3,481,585
52,023,176	Government National Mortgage Association, Series 2021-163, Class IO, 0.797%, 3/16/2064(b)(c)	3,337,375

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$21,148,279	Government National Mortgage Association, Series 2021-180, Class IO, 0.903%, 11/16/2063(b)(c)	$1,529,042
57,662,077	Government National Mortgage Association, Series 2021-186, Class IO, 0.765%, 5/16/2063(b)(c)	3,542,424
40,574,451	Government National Mortgage Association, Series 2021-20, Class IO, 1.135%, 8/16/2062(b)(c)	3,144,074
35,031,297	Government National Mortgage Association, Series 2021-33, Class IO, 0.840%, 10/16/2062(b)(c)	2,266,056
30,925,277	Government National Mortgage Association, Series 2021-40, Class IO, 0.824%, 2/16/2063(b)(c)	2,053,222
46,723,298	Government National Mortgage Association, Series 2021-52, Class IO, 0.718%, 4/16/2063(b)(c)	2,575,454
50,011,719	Government National Mortgage Association, Series 2022-166, Class IO, 0.792%, 4/16/2065(b)(c)	3,386,163
28,627,445	Government National Mortgage Association, Series 2022-17, Class IO, 0.802%, 6/16/2064(b)(c)	1,929,238

		172,342,096

	Collateralized Mortgage Obligations – 6.5%
5,503	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(b)(d)	5,421
8,049	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 4.205%, 6/15/2023(b)(d)	7,837
61,676	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(c)(d)	13,112
12,832	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 2.895%, 11/15/2033(b)(d)	12,263
651,368	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 6.688%, 5/15/2035(b)(d)	627,433
2,784,697	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 2.882%, 5/15/2036(b)(c)(d)	261,541
856,170	Federal Home Loan Mortgage Corp., REMIC, Series 3229, Class BI, 2.302%, 10/15/2036(b)(c)(d)	71,938
919,190	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 1.932%, 2/15/2038(b)(c)(d)	64,315
382,112	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 5.539%, 2/15/2038(b)(d)	370,992
359,302	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 6.111%, 2/15/2038(b)(d)	341,178
1,026,604	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.576%, 6/15/2048(b)(c)	924,982
459,264	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.871%, 12/15/2036(b)(c)	450,323
1,178,932	Federal Home Loan Mortgage Corp., REMIC, Series 3747, Class CS, 2.182%, 10/15/2040(b)(c)(d)	118,815
32,701	Federal Home Loan Mortgage Corp., REMIC, Series 3792, Class DF, 1-month LIBOR + 0.400%, 4.718%, 11/15/2040(a)(d)	32,497
183,907	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 0.960%, 2/15/2041(b)(d)	115,521
1,121,866	Federal Home Loan Mortgage Corp., REMIC, Series 3922, Class SH, 1.582%, 9/15/2041(b)(c)(d)	63,006
1,388,728	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 2.411%, 8/15/2040(b)	1,257,002

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,002,161	Federal Home Loan Mortgage Corp., REMIC, Series 4097, Class US, 1.832%, 8/15/2032(b)(c)(d)	$51,808
4,983,868	Federal Home Loan Mortgage Corp., REMIC, Series 4136, Class SG, IO, 1.832%, 11/15/2042(b)(c)(d)	486,008
3,262,592	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 0.479%, 6/15/2039(b)(c)(d)	151,660
1,236,749	Federal Home Loan Mortgage Corp., REMIC, Series 4512, Class IE, 4.500%, 3/15/2044(c)(d)	155,094
3,554,697	Federal Home Loan Mortgage Corp., REMIC, Series 4672, Class SP, 1.782%, 4/15/2047(b)(c)(d)	345,869
1,424,809	Federal Home Loan Mortgage Corp., REMIC, Series 4749, Class IO, 4.000%, 12/15/2047(c)(d)	242,977
3,433,511	Federal Home Loan Mortgage Corp., REMIC, Series 5048, Class HI, IO, 4.500%, 1/15/2042(c)	575,374
174,682	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class EI, IO, 5.427%, 11/25/2044(b)(c)	37,614
8,546,043	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class HI, IO, 4.929%, 4/15/2042(b)(c)	1,508,038
1,166,239	Federal Home Loan Mortgage Corp., REMIC, Series 5078, Class MI, IO, 4.000%, 9/25/2043(c)(d)	299,883
15,982,751	Federal Home Loan Mortgage Corp., REMIC, Series 5094, Class IO, 1.554%, 12/15/2048(b)(c)	1,136,099
5,815,092	Federal Home Loan Mortgage Corp., REMIC, Series 5187, Class EI, 4.500%, 1/25/2052(c)	974,562
3,403,986	Federal Home Loan Mortgage Corp., REMIC, Series 5187, Class IA, 5.000%, 1/25/2052(c)	547,603
18,983,363	Federal Home Loan Mortgage Corp., REMIC, Series 5187, Class IE, 4.000%, 1/25/2052(c)	3,398,702
340,016	Federal Home Loan Mortgage Corp., REMIC, Series 5214, Class BI, 0.903%, 4/25/2052(b)(c)	13,849
125,000	Federal Home Loan Mortgage Corp., REMIC, Series 5214, Class BY, 3.000%, 4/25/2052	100,967
202,290	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(c)(d)	31,724
12,808	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 2.861%, 1/25/2024(b)(c)(d)	127
684,105	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(b)(d)	652,836
1,149,658	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 8.328%, 6/25/2035(b)	1,211,424
2,099,477	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035	2,138,168
983,295	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 8.108%, 6/25/2036(b)	1,040,953
35,579	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 2.911%, 8/25/2036(b)(c)(d)	2,557
260,200	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 11.057%, 8/25/2036(b)(d)	303,090
654,946	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.421%, 8/25/2038(b)	615,101
173,520	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.104%, 11/25/2038(b)(d)	166,955
729,519	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.363%, 3/25/2039(b)(d)	658,465

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$62,688	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 1.504%, 12/25/2039(b)(d)	$56,975
2,621,479	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040	2,614,773
282,244	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 3.580%, 11/25/2040(b)	251,329
2,459,750	Federal National Mortgage Association, REMIC, Series 2011-51, Class SM, 1.461%, 6/25/2041(b)(c)(d)	191,740
1,390,041	Federal National Mortgage Association, REMIC, Series 2012-14, Class MS, 2.111%, 3/25/2042(b)(c)(d)	130,294
990,295	Federal National Mortgage Association, REMIC, Series 2012-21, Class SB, 1.561%, 3/25/2042(b)(c)(d)	64,128
3,329,211	Federal National Mortgage Association, REMIC, Series 2012-97, Class SB, 1.611%, 9/25/2042(b)(c)(d)	319,035
396,352	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 1.485%, 7/25/2043(b)(d)	307,509
1,627,449	Federal National Mortgage Association, REMIC, Series 2013-117, Class S, 2.211%, 11/25/2043(b)(c)(d)	209,306
1,769,384	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 1.761%, 8/25/2042(b)(c)(d)	101,563
11,710,422	Federal National Mortgage Association, REMIC, Series 2014-15, Class SA, 1.661%, 4/25/2044(b)(c)	1,051,947
860,113	Federal National Mortgage Association, REMIC, Series 2014-28, Class SD, 1.661%, 5/25/2044(b)(c)(d)	54,691
355,880	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 1.399%, 5/25/2041(b)(d)	316,833
8,038,255	Federal National Mortgage Association, REMIC, Series 2016-22, Class ST, IO, 1.711%, 4/25/2046(b)(c)	524,536
1,238,832	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 1.865%, 11/25/2042(b)	896,053
8,864,078	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 1.711%, 10/25/2034(b)(c)	610,273
10,801,612	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 1.711%, 9/25/2046(b)(c)	813,534
7,303,506	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 1.711%, 9/25/2046(b)(c)	546,580
4,410,629	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 1.711%, 11/25/2046(b)(c)(d)	302,109
4,618,820	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 1.711%, 11/25/2046(b)(c)	295,447
5,425,243	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 2.261%, 12/25/2046(b)(c)	385,377
7,484,152	Federal National Mortgage Association, REMIC, Series 2017-26, Class SA, 1.761%, 4/25/2047(b)(c)	458,997
40,735,864	Federal National Mortgage Association, REMIC, Series 2017-57, Class SD, IO, 0.364%, 8/25/2047(b)(c)	1,031,306
3,565,741	Federal National Mortgage Association, REMIC, Series 2020-72, Class LI, IO, 5.000%, 12/25/2040(c)	790,624
13,593,418	Federal National Mortgage Association, REMIC, Series 2021-24, Class IO, 1.161%, 3/25/2059(b)(c)	1,000,196
5,703,596	Federal National Mortgage Association, REMIC,Series 2013-66, Class LI, IO, 7.000%, 7/25/2043(c)	984,445
269,605	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	41,654

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$68,880	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	$13,837
290,153	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	48,845
182,534	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	29,729
644,325	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	124,097
271,426	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	53,435
144,452	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	29,157
315,951	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	65,333
147,435	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	32,546
157,758	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	30,109
218,530	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	49,861
193,828	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	35,852
91,714	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	16,953
125,052	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	24,795
74,829	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	15,488
22,121	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	4,391
686,197	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	126,581
238,820	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	51,088
157,502	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	21,348
172,261	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	12,000
101,583	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	21,409
18,896	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	4,448
345,035	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)	345,918
175,750	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 4.735%, 2/20/2060(a)	174,534
107,328	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 4.192%, 5/20/2059(a)(d)	105,942
120,057	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 4.192%, 10/20/2060(a)	118,863
117,395	Government National Mortgage Association, Series 2011-H05, Class FB, 1-month LIBOR + 0.500%, 4.342%, 12/20/2060(a)	116,417
54,880	Government National Mortgage Association, Series 2011-H11, Class FA, 1-month LIBOR + 0.500%, 4.342%, 3/20/2061(a)	54,471

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$65,821	Government National Mortgage Association, Series 2011-H21, Class FA, 1-month LIBOR + 0.600%, 4.442%, 10/20/2061(a)(d)	$65,130
187,360	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 4.892%, 10/20/2061(a)(d)	186,207
4,411	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(d)	3,949
274,550	Government National Mortgage Association, Series 2012-H22, Class HD, 5.310%, 1/20/2061(b)(d)	272,926
4,922	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 4.442%, 10/20/2062(a)(d)	4,821
99,040	Government National Mortgage Association, Series 2012-H24, Class HI, 1.167%, 10/20/2062(b)(c)(d)	6,382
219,745	Government National Mortgage Association, Series 2013-H01, Class JA, 1-month LIBOR + 0.320%, 4.162%, 1/20/2063(a)(d)	216,260
31,815	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(d)	30,428
1,293,440	Government National Mortgage Association, Series 2013-H13, Class SI, 1.259%, 6/20/2063(b)(c)(d)	45,970
6,272,498	Government National Mortgage Association, Series 2013-H16, Class AI, 1.447%, 7/20/2063(b)(c)(d)	133,013
4,165,355	Government National Mortgage Association, Series 2013-H18, Class EI, 1.682%, 7/20/2063(b)(c)(d)	195,228
753,417	Government National Mortgage Association, Series 2013-H18, Class JI, 1.231%, 8/20/2063(b)(c)(d)	14,383
137,630	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 4.442%, 8/20/2063(a)(d)	135,973
14,068,252	Government National Mortgage Association, Series 2014-H24, Class HI, 0.989%, 9/20/2064(b)(c)(d)	304,192
1,854,071	Government National Mortgage Association, Series 2015-152, Class PI, IO, 4.000%, 10/20/2045(c)(d)	231,582
16,469,999	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.583%, 10/20/2064(b)	16,251,058
444,447	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(d)	431,854
3,433	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 4.142%, 4/20/2061(a)(d)	3,299
2,154,205	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	2,077,088
9,285	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 4.122%, 5/20/2063(a)(d)	8,835
11,669	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 4.042%, 4/20/2063(a)(d)	11,136
350,801	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.003%, 3/20/2065(b)(d)	345,265
2,686	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 4.542%, 10/20/2065(a)(d)	2,578
138,333	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.596%, 9/20/2065(b)(d)	131,104
3,288	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 4.522%, 8/20/2061(a)(d)	3,140
1,444,312	Government National Mortgage Association, Series 2016-17, Class GT, 1.162%, 8/20/2045(b)	1,129,198
520,973	Government National Mortgage Association, Series 2016-23, Class PA, 5.644%, 7/20/2037(b)(d)	516,362

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$10,293,449	Government National Mortgage Association, Series 2016-H01, Class AI, 0.021%, 1/20/2066(b)(c)(d)	$278,792
15,305,505	Government National Mortgage Association, Series 2016-H09, Class JI, 0.026%, 4/20/2066(b)(c)(d)	427,223
208,069	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.126%, 8/20/2063(b)(d)	201,555
482,209	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.758%, 8/20/2066(b)(d)	475,380
35,927	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.165%, 6/20/2061(b)(d)	33,291
4,398,593	Government National Mortgage Association, Series 2017-128, Class IO, 0.980%, 12/16/2056(b)(c)(d)	202,459
5,498,846	Government National Mortgage Association, Series 2017-26, Class IM, IO, 6.500%, 2/20/2047(c)(d)	806,467
1,930,297	Government National Mortgage Association, Series 2017-H05, Class AI, IO, 0.040%, 1/20/2067(b)(c)	89,925
7,627,147	Government National Mortgage Association, Series 2018-110, Class IO, 0.606%, 1/16/2060(b)(c)(d)	371,677
12,017,283	Government National Mortgage Association, Series 2018-129, Class IO, 0.617%, 7/16/2060(b)(c)	526,929
12,023,758	Government National Mortgage Association, Series 2018-143, Class IO, 0.488%, 10/16/2060(b)(c)	581,637
52,428	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 4.042%, 10/20/2064(a)(d)	51,895
4,336,583	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.269%, 5/20/2068(b)	4,108,531
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(d)	226,019
17,672,531	Government National Mortgage Association, Series 2019-116, Class IO, 0.622%, 12/16/2061(b)(c)	902,854
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(d)	261,919
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 1.197%, 2/20/2044(b)(c)(d)	924,965
2,341,071	Government National Mortgage Association, Series 2019-44, Class BS, 1.697%, 4/20/2049(b)(c)(d)	165,417
10,012,870	Government National Mortgage Association, Series 2019-70, Class SK, 1.647%, 8/20/2043(b)(c)	938,216
2,086,048	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.262%, 1/20/2069(b)	1,919,713
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, IO, 3.000%, 6/20/2049(c)(d)	938,579
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(c)	2,785,032
55,412,090	Government National Mortgage Association, Series 2021-H03, Class IO, 0.789%, 4/20/2070(b)(c)(d)	162,243
8,565,402	Government National Mortgage Association, Series 2021-H08, Class IA, IO, 0.856%, 1/20/2068(b)(c)(d)	71,416
5,306,804	Government National Mortgage Association, Series 2021-H17, Class IO, 0.855%, 3/20/2070(b)(c)(d)	31,769

		77,905,648

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – 36.5%
$91,238,661	FHLMC, 2.000%, with various maturities from 2050 to 2052(e)	$74,454,574
16,214,888	FHLMC, 2.500%, with various maturities from 2050 to 2052(e)	13,629,024
157,377,225	FNMA, 2.000%, with various maturities from 2050 to 2051(e)	128,439,811
121,870,278	FNMA, 2.500%, with various maturities from 2050 to 2052(e)	103,448,940
81,916,533	FNMA, 3.000%, with various maturities from 2047 to 2052(e)	72,032,962
467,665	FNMA, 4.000%, 1/01/2052	436,054
9	GNMA, 5.470%, 11/20/2059(b)	9
28,000,000	GNMA (TBA), 5.500%, 1/01/2053(f)	28,156,565
122,020	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.628%, 8/20/2068(b)(d)	115,649
2,500,771	Government National Mortgage Association, Series 2019-HO2, Class JA, 3.500%, 12/20/2068	2,364,469
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(c)	2,141,108
8,270,000	UMBS® (TBA), 3.500%, 1/01/2053(f)	7,511,663
8,000,000	UMBS® (TBA), 4.000%, 1/01/2053(f)	7,501,280

		440,232,108

	Non-Agency Commercial Mortgage-Backed Securities – 12.5%
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,251,296
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,072,835
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,504,248
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,048,885
785,000	BANK, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	599,200
5,300,000	BANK, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055	4,472,169
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	926,810
4,045,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 6.458%, 10/15/2037, 144A(a)	3,903,820
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,075,271
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,548,657
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/17/2055(b)	4,311,733
1,860,000	BPR Trust, Series 2022-STAR, Class A, 1-month SOFR + 3.232%, 7.568%, 8/15/2024, 144A(a)	1,830,384

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1-month SOFR + 1.840%, 6.176%, 1/17/2039, 144A(a)	$2,619,304
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	439,610
120,427	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	108,260
2,309,782	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,980,378
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(b)	2,526,884
1,260,108	Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/10/2046	1,256,062
313,330	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	310,134
516,076	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	510,927
507,453	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	496,263
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,270,499
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047	2,433,036
3,110,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	2,960,481
726,088	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	702,843
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	5,534,134
1,805,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	1,532,156
2,045,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	1,651,245
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,066,254
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1-month LIBOR + 1.150%, 5.470%, 10/15/2043, 144A(a)	5,109,211
3,563,102	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 6.018%, 7/15/2038, 144A(a)	3,420,087
3,690,000	GS Mortgage Securities Corp. II, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	3,225,751
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	5,238,501
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(b)	3,370,465
5,100,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	4,878,899
1,295,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	1,185,554
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,383,683
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.686%, 6/10/2047(b)	2,204,745
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,347,720

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	$2,098,754
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	5,120,574
1,575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.064%, 12/15/2047, 144A(b)	1,488,162
2,405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class AS, 4.243%, 4/15/2047(b)	2,317,315
346,378	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	341,805
730,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	695,731
1,268,338	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	1,021,012
930,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.315%, 6/15/2047(b)	877,312
640,393	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.211%, 6/15/2044, 144A(b)	576,354
3,285,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035, 144A(b)	2,988,159
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	5,022,391
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,727,990
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(b)	3,266,500
1,861,317	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 5.788%, 11/15/2027, 144A(a)	1,288,962
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 1-month LIBOR + 1.900%, 6.218%, 11/15/2027, 144A(a)(d)	4,112,266
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,221,628
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	3,824,620
1,833,492	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	1,783,251
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,741,994
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,376,208
1,875,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(b)	1,841,401
790,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	761,895
1,149,266	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	1,133,145
535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	485,707

		150,421,530

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Total Bonds and Notes (Identified Cost $1,337,689,961)	1,104,880,023

Collateralized Loan Obligations – 7.4%
$2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 5.843%, 7/20/2034, 144A(a)	$2,122,009
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3-month LIBOR + 1.300%, 5.379%, 1/15/2033, 144A(a)	2,944,485
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 5.893%, 7/20/2031, 144A(a)	5,069,819
595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 5.749%, 7/15/2031, 144A(a)	573,733
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 5.479%, 1/15/2031, 144A(a)	3,695,951
4,275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class B1, 3-month LIBOR + 1.550%, 5.793%, 1/20/2034, 144A(a)	4,101,580
1,565,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 6.365%, 11/22/2031, 144A(a)	1,508,502
2,675,000	Greystone Commercial Real Estate Notes CDO Ltd., Series 2021-HC2, Class A, 1-month SOFR + 1.914%, 6.250%, 12/15/2039, 144A(a)	2,599,958
3,497,500	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 5.723%, 4/20/2031, 144A(a)	3,356,376
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3-month LIBOR + 1.500%, 5.743%, 4/20/2031, 144A(a)	2,870,577
1,750,000	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 3-month LIBOR + 1.200%, 5.615%, 7/29/2030, 144A(a)	1,733,354
2,350,000	Magnetite XXIX Ltd., Series 2021-29A, Class B, 3-month LIBOR + 1.400%, 5.479%, 1/15/2034, 144A(a)	2,233,626
2,075,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 5.729%, 7/15/2034, 144A(a)	1,997,376
2,560,000	Neuberger Berman Loan Advisers CLO Ltd., Series 2021-40A, Class B, 3-month LIBOR + 1.400%, 5.479%, 4/16/2033, 144A(a)	2,463,419
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 5.629%, 1/17/2032, 144A(a)	5,049,143
2,040,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 5.549%, 4/16/2031, 144A(a)	1,961,146
4,045,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 3-month LIBOR + 1.600%, 5.878%, 4/21/2034, 144A(a)	3,895,226
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 5.893%, 7/02/2035, 144A(a)	4,058,233
5,300,000	OHA Credit Funding Ltd., Series 2021-8A, Class B1, 3-month LIBOR + 1.500%, 5.694%, 1/18/2034, 144A(a)	5,105,819
4,970,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 5.727%, 10/17/2031, 144A(a)	4,800,409
575,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 6.375%, 5/21/2034, 144A(a)	549,937
690,000	Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 3-month LIBOR + 1.900%, 6.575%, 2/20/2028, 144A(a)	671,272
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3-month SOFR + 1.380%, 5.343%, 4/20/2035, 144A(a)	3,703,780
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 5.643%, 4/20/2034, 144A(a)	970,870
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3-month LIBOR + 1.650%, 5.893%, 4/20/2034, 144A(a)	7,368,396
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR, 3-month LIBOR + 1.700%, 5.779%, 4/15/2033, 144A(a)	5,708,604

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – continued
$3,830,000	VERDE CLO Ltd., Series 2019-1A, Class BR, 3-month LIBOR + 1.600%, 5.679%, 4/15/2032, 144A(a)	$3,661,231
3,000,000	Vibrant CLO Ltd., Series 2018-10A, Class A1, 3-month LIBOR + 1.200%, 5.443%, 10/20/2031, 144A(a)	2,931,021
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 5.894%, 10/18/2031, 144A(a)	1,260,657

	Total Collateralized Loan Obligations (Identified Cost $91,792,422)	88,966,509

Loan Participations – 0.3%
	ABS Other – 0.1%
2,235,676	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037	1,739,224

	Agency Commercial Mortgage-Backed Securities – 0.2%
33,512,452	Government National Mortgage Association, Series 2020-130, Class IO, 1.014%, 8/16/2060(b)(c)	2,324,434

	Total Loan Participations (Identified Cost $5,290,090)	4,063,658

Short-Term Investments – 3.7%
19,996,174	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $20,000,173 on 1/03/2023 collateralized by $23,312,000 U.S. Treasury Note, 1.250% due 3/31/2028 valued at $20,396,182 including accrued interest(g)	19,996,174
18,000,000	U.S. Treasury Bills, 4.237%, 3/16/2023(h)(i)	17,850,726
5,000,000	U.S. Treasury Bills, 2.960%, 5/18/2023(h)(i)	4,915,356
2,000,000	U.S. Treasury Bills, 4.223%, 3/23/2023(h)	1,981,385

	Total Short-Term Investments (Identified Cost $44,764,091)	44,743,641

	Total Investments – 103.1% (Identified Cost $1,479,536,564)	1,242,653,831
	Other assets less liabilities – (3.1)%	(37,880,198)

	Net Assets – 100.0%	$1,204,773,633

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of December 31, 2022 is disclosed.

(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2022 is disclosed.

(c)

Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(d)	Level 3 security. Value has been determined using significant unobservable inputs.

(e)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the value of Rule 144A holdings amounted to $373,487,358 or 31.0% of net assets.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/31/2023	446	$48,212,067	$48,136,641	$(75,426)
10 Year U.S. Treasury Note	3/22/2023	763	86,195,292	85,682,516	(512,776)
30 Year U.S. Treasury Bond	3/22/2023	259	32,736,790	32,464,031	(272,759)
Ultra 10 Year U.S. Treasury Note	3/22/2023	606	72,154,812	71,678,437	(476,375)
Ultra Long U.S. Treasury Bond	3/22/2023	202	27,373,373	27,131,125	(242,248)

Total					$(1,579,584)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$—	$82,077,750	$153,914	$82,231,664
Agency Commercial Mortgage-Backed Securities	—	165,154,676	7,187,420	172,342,096
Collateralized Mortgage Obligations	—	59,960,644	17,945,004	77,905,648
Mortgage Related	—	440,116,459	115,649	440,232,108
Non-Agency Commercial Mortgage-Backed Securities	—	146,309,264	4,112,266	150,421,530
All Other Bonds and Notes*	—	181,746,977	—	181,746,977

Total Bonds and Notes	—	1,075,365,770	29,514,253	1,104,880,023

Collateralized Loan Obligations	—	88,966,509	—	88,966,509
Loan Participations*	—	4,063,658	—	4,063,658
Short-Term Investments	—	44,743,641	—	44,743,641

Total	$—	$1,213,139,578	$29,514,253	$1,242,653,831

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(1,579,584)	$—	$—	$(1,579,584)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or December 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2022
Bonds and Notes
ABS Home Equity	$120,729	$—	$(13,514)	$46,468	$—	$231	$—	$—	$153,914	$46,605
Agency Commercial Mortgage-Backed Securities	7,314,851	—	(5,699,225)	4,618,198	—	—	1,240,044	(286,448)	7,187,420	4,598,571
Collateralized Mortgage Obligations	18,129,628	8,020	(1,186,248)	(448,353)	1,098,333	(706,822)	1,050,446	—	17,945,004	(557,465)
Mortgage Related	114,303	—	—	(55)	1,401	—	—	—	115,649	(55)
Non-Agency Commercial Mortgage-Backed Securities	4,270,703	—	—	(158,437)	—	—	—	—	4,112,266	(158,437)

Total	$29,950,214	$8,020	$(6,898,987)	$4,057,821	$1,099,734	$(706,591)	$2,290,490	$(286,448)	$29,514,253	$3,929,219

A debt security valued at $286,448 was transferred from Level 3 to Level 2 during the period ended December 31, 2022. At September 30, 2022, this security was fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the security. At December 31, 2022, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $2,290,490 were transferred from Level 2 to Level 3 during the period ended December 31, 2022. At September 30, 2022, these securities were valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2022, these securities were fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the securities.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of December 31, 2022, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity[1]	Market Discount	Discount Rate	1.00%	$130,852
			3.00%	23,062
Agency Commercial Mortgage-Backed Securities[1]	Market Discount	Discount Rate	1.00%	6,871,969
			2.00%	315,451
Collateralized Mortgage Obligations[1]	Market Discount	Discount Rate	0.50%	3,044,071
			1.00%	13,847,826
			2.00%	929,904
			3.00%	123,203
Mortgage Related[1]	Market Discount	Discount Rate	1.00%	115,649
Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
		Loss Severity	39%
		Lag Time	24 months
		Loss Adjusted Spread	12%	4,112,266

				$29,514,253

1

“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. The Unobservable Input Value(s) noted above reflect a range due to the fact that there are multiple odd lot securities within each asset type that have had different discount rates applied. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

2

Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of December 31, 2022, the Fund used futures contracts to hedge against changes in interest rates and to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2022.

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives Interest rate contracts	$(1,579,584)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 13,570,203	$13,570,203

Industry Summary at December 31, 2022 (Unaudited)

Mortgage Related	36.5%
Agency Commercial Mortgage-Backed Securities	14.5
Non-Agency Commercial Mortgage-Backed Securities	12.5
ABS Home Equity	6.8
Collateralized Mortgage Obligations	6.5
ABS Other	5.8
ABS Car Loan	5.7
ABS Student Loan	2.6
Other Investments, less than 2% each	1.1
Collateralized Loan Obligations	7.4
Short-Term Investments	3.7

Total Investments	103.1
Other assets less liabilities (including futures contracts)	(3.1)

Net Assets	100.0%